UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4626

THE CASCADES TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/17

Date of reporting period: 3/31/17

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS

Annual Report March 31, 2017

Aquila Tax-Free Trust of Oregon “Municipal Bonds In The News” Serving Oregon investors since 1986

Dear Fellow Shareholder:

     With the desperate need for investment in our nation’s infrastructure, it’s worthy to note that the new administration is considering, among other things, tax reform and infrastructure financing.

     You may recall in our 2016 Annual Report letter, we spoke about the American Society of Civil Engineers (“ASCE”) which every 4 years publishes a comprehensive assessment of our nation’s major infrastructure. The ASCE’s recently released 2017 report graded our overall infrastructure as a D+. This is the same grade as the 2013 report and a slight improvement over the 2009 overall grade of D which is defined as “Poor: At risk, with many elements approaching the end of their service life”.

     The Securities Industry Financial Markets Association (“SIFMA”) commented on the ASCE findings saying that the report “clearly shows the desperate need for a strong commitment to infrastructure investment.” SIFMA went on to say that it “strongly advocates that the tax-exemption for municipal bond interest remain intact so that it may continue to help America’s cities and states boost their local economies through the construction of new projects such as roads, hospitals, and schools.”

     A pro-active bi-partisan letter was recently sent to the House Ways and Means Committee. The letter, signed by 156 Congressmen, urges leadership to continue to recognize the vital role of tax-exempt municipal bonds. It specifically stresses the fact that municipal bonds provide an efficient means of financing economic growth that benefits all Americans.

     The letter notes that tax exemption is a “potent tool” because it reduces the costs to finance vital projects that touch us all. It goes on to say that voters “throughout the country overwhelmingly support tax-exempt municipal bonds” and “millions of Americans depend on municipal bonds for their economic security and invest in them because of their historically low-risk nature.”

     Municipal bonds have, in fact, experienced a far lower average default rate over the long term than corporate bonds. And, while you have likely heard that a few municipalities experienced problems in recent years, it is important to take a step back and look at the big picture.

     You may be aware that organizations such as Moody’s, S&P and Fitch register with the Securities and Exchange Commission (“SEC”) as Nationally Recognized Statistical Rating Organizations (“NRSROS”), subject to the SEC’s oversight and examination authority. Each of the NRSROs use a wide variety of financial analysis and modeling techniques to evaluate municipal issuers’ financial data and collateral, and consider such other factors they believe to be pertinent. Ultimately, the NRSRO ratings reflect their professional assessment of an issuer’s ability not only to pay interest as well as a bond’s face value at maturity, but also reflect the likelihood of financial recovery in the event of default. This process continues through routine ongoing reviews. And, in the interim, any major events or news announcements that affect an issuer’s debt may cause rating agencies to reassess, and possibly revise, their opinions. Similar reviews may also be conducted across an entire sector, such as hospitals or schools.

NOT A PART OF THE ANNUAL REPORT

     To gain a perspective into the historical low risk nature of municipal bonds, we believe it is useful to look at some data from Moody’s, the oldest bond rating agency, which began rating municipal bonds nearly 100 years ago in 1918. While the number of municipal obligations rated by Moody’s has grown substantially, from just over 3,300 issuers in 1970 to about 15,000 in 2015, only 99 issuers rated by Moody’s defaulted during those 45 years. Nearly all municipal issuers rated by Moody’s have ratings that are of investment grade quality. Moreover, 93% of the issuers are rated A or higher, as compared to only 25% of global corporate bond issuers.

     While this is good news, we are sensitive to the fact that past performance is not indicative of future results. That’s where we believe the expertise of your locally based investment team adds value.

     Our goal is to provide extra scrutiny of the individual securities in which your fund invests, bearing in mind first and foremost that your fund’s investment objective is to provide as high a level of tax-free income as is consistent with preservation of capital.

     We are very proud of the fact that Aquila Tax-Tree Trust of Oregon has, in our view, not only met this objective, but that your fund has also served thousands of residents very well over the years through its support of Oregon’s vital local infrastructure projects.

Sincerely,

Diana P. Herrmann, Vice Chair and President

     Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE ANNUAL REPORT

Aquila Tax-Free Trust of Oregon ANNUAL REPORT Management Discussion Serving Oregon investors since 1986

Trust Performance

     The total return for Aquila Tax-Free Trust of Oregon (the “Trust”) Class A share based on net asset value (“NAV”) was -0.66% for the year ended March 31, 2017. The Bloomberg Barclays Quality Intermediate Index (the “Index”) returned 0.125% for the same period. The Trust performed very close to the Index returns for most sectors and maturity ranges. The overall underperformance of Oregon bonds versus the national market was the primary factor in the slight underperformance of the Trust versus the Index. Oregon bonds outperformed during the previous fiscal year and as a result lagged slightly during the latest March 31, 2017 fiscal year. As part of our overall portfolio strategy we have purposely maintained a heightened exposure to pre-refunded bonds as a source for liquidity and current yield. Characteristics that provided favorable comparisons to the Index included higher concentration in 10 to 12 year maturities, and a larger exposure to pre-refunded securities.

Municipal Market

     2016 started out as a quiet year with low issuance, strong demand and tax-exempt interest rates that slowly drifted lower as the year progressed. However, on June 23rd investors faced uncertainty during the United Kingdom’s referendum vote to leave the European Union, also referred to as “Brexit.” Following the vote, the municipal bond market experienced a flight-to-quality as investors flocked to the relative security of high-grade municipal bonds, pushing yields to the lowest levels seen in recent history, as demand far outstripped supply. Then, in November, the municipal bond market was surprised by the election results which lead to a spike in 10-year municipal rates as the short-term outlook became less certain. However, over the course of 2017 to date, the market has had time to adjust and recalibrate expectations.

     To date, 2017 has proven to be far less eventful for the municipal bond market than 2016. Post-election uncertainty has cast a large shadow across the market as investors remain uncertain regarding the potential for American Health Care Act (“AHCA”) repeal, tax reform, the tax-exemption of municipal bond interest, and the federal role in future infrastructure investment. Immediately following the election, there was widespread optimism regarding the potential for single political party leadership to effect change. However, the outlook has become more uncertain after the House of Representatives chose not to vote on the AHCA. Although the outlook remains uncertain for inflation, we continue to think the longer-term trajectory for core inflation is upward due to a tight labor market.

U.S. Economy

     U.S. economic data remains steady, showing continued signs of growth and improvement. The labor market remains strong with job growth outpacing population gains. Furthermore, wage growth continues to accelerate and is now approaching 3 percent annually, which is the strongest level seen since the Great Recession. Most importantly, national economists are not yet pointing to any clear imbalances or bubbles in the economy. However, given the administrative changes with last year’s election, great uncertainty remains regarding specific federal policies such as taxation and healthcare. There is continued optimism, nevertheless, that many of the new policies suggest expansion due to tax cuts (both corporate and personal), loosening of regulations, and increased infrastructure spending.

1 | Aquila Tax-Free Trust of Oregon

MANAGEMENT DISCUSSION (continued)

     It came as no surprise that the U.S. Federal Reserve (the “Fed”) raised interest rates by 25 basis points (0.25%) in December 2016. The move came amid a pick-up in economic activity in the latter half of 2016. This was the second rate increase in a decade -- the first rate hike occurred in December 2015. The Fed action, along with the surprise election results, pushed the 10-year U.S. Treasury up nearly 80 basis points; it reached a high of 2.60% on December 15th from 1.78% on the day before the election. More recently, the Fed raised rates in March, 2017, again increasing the benchmark interest rate by a quarter point (0.25%). Although this move was well-telegraphed and largely priced into the market, it was met with lower government bond yields while major stock market indexes moved higher due to relief over the Fed’s measured outlook.

     Rates are not just rising in the U.S., but internationally as well. In overseas markets there is a stock-pile of over $3 trillion of negative-yielding government bonds which have turned positive in recent months. The consensus is that this trend is likely to continue as economic prospects and shifts in monetary policy continue to become more optimistic in Europe and Japan. As a result, U.S. Treasury bonds are becoming less attractive to foreign owners, who presently hold approximately 43% of the $13.9 U.S. Treasury market; a fact which may prove to be problematic as the Fed seeks to unwind its debt holdings.

Oregon Economy

     Much like the national economy, activity continues to improve across the State of Oregon. In March of this year, Oregon reached 3.8% unemployment, the lowest rate it has experienced since comparable records began in 1976. Oregon’s 3.8 percent unemployment rate was significantly lower than the U.S. unemployment rate of 4.5 percent in March. Job growth has largely been seen in the construction sector which added 8,200 jobs, an increase of 9.2%, as a result of new construction in the state. However, employment growth could very likely slow down as the state economy approaches full employment.

     As implied by the strong growth in construction jobs, housing prices continue to make strong gains with the Portland market growing 9.7% in February of this year, almost double the 5.2% gain of the Case-Shiller 10-City composite index. Factors contributing to the growth in the housing market include the strong labor growth and limited inventory. In our credit research, we have also noted that the assessed values of local governments have now largely increased above pre-recession highs, which has resulted in stronger tax revenues. However, affordability remains a concern to us.

     Oregon’s pension plan continues to be a focus of our credit research due to the $22 billion unfunded liability and the resulting increases to contribution rates of the State and local governments. The current Oregon legislative session has also been focused upon pension reform as evidenced by the introduction of two Senate bills which would make changes to the benefits formula. However, through our credit research, we have noted distinct differences in pension funding levels and pension contribution levels among issuers in Oregon. We remain concerned about the contribution levels many issuers face and as a result, we seek to ensure that our credit research includes a review of each holding’s pension exposure. We have also sought to give more significant weight to issuers with pension reserve funds which we perceive to be engineered to mitigate, or at least partially off-set, the impact of future rate increases.

2 | Aquila Tax-Free Trust of Oregon

MANAGEMENT DISCUSSION (continued)

     Oregon saw a slow start to 2016 tax-exempt issuance with less than $500 million for the first quarter of the year, or just over 11% of total annual issuance. The slow start was largely due to lack-luster election results from the November 2015 election. Issuance over the year was highlighted by several issues, in which we participated, including: $93 million City of Eugene electric utility system revenue bonds, Hood River County School District’s $66 million general obligation bonds and Washington County’s $32 million full faith and credit refunding obligations. Overall, a third of the bonds issued in 2016 were refunding bonds issued to lock-in debt service savings as interest rates inched lower over the year, with a flurry of activity leading up to the November election and the anticipated Fed rate hike in December. 2017 has, however, seen a significant shift in issuance due to the $1.76 billion in general obligation bonds approved at the November 2016 election. As a result, new money issues lead the charge in 2017. Furthermore, the May 16t, 2017 ballot has several significant issues including $790 million for Portland Public Schools and $187 million for Lake Oswego School District.

Outlook and Strategy

     The Trust’s portfolio characteristics have become more defensive over the past year with the weighted average maturity declining to 7.44 years. Credit quality has remained very high with over 90% of the portfolio rated AA or higher. Tight supply and declining interest rates early in the year pushed down interest rates on longer-maturity, lower-quality bonds as investors stretched for yield. The November election results startled the fixed income markets and led to a brief, sharp rise in interest rates. As noted above, the Fed raised the Fed funds rate 25 basis points (0.25%) in both December and March, as was widely anticipated. The March 2017 increase was met with a muted market reaction and longer-term interest rates actually declined slightly. We believe that our defensive strategy should weather the rapidly changing interest rate environment well. While it is possible the Fed will raise short term interest rates 2 or 3 more times this year, it should not be a major disruption as evidenced by the market’s reaction to the March increase. We expect a slight upward bias in interest rates driven by Fed’s activities for the remainder of 2017. This may allow us to take advantage of higher yields by replacing some securities that we purchased during the very low interest rate environment of the past 3 years.

     The Trust currently benefits from legacy holdings purchased in higher interest rate environments that have been pre-refunded. These high-quality liquid securities provide an attractive current yield and low price volatility for our shareholders and provide the flexibility for the Fund to reinvest in higher yielding bonds, should interest rates rise. We intend to continue our defensive investment strategy by striving to maintain an intermediate average portfolio maturity, emphasizing investment-grade credit quality, and a balanced exposure to callable bonds. Furthermore, we intend to continue to perform in-depth credit research on all portfolio holdings, as we believe such research is critical during the current rapidly changing economic environment.

3 | Aquila Tax-Free Trust of Oregon

MANAGEMENT DISCUSSION (continued)

______________________________

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low , so the Trust faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

4 | Aquila Tax-Free Trust of Oregon

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Aquila Tax-Free Trust of Oregon for the 10-year period ended March 31, 2017 as compared with the Bloomberg Barclays Quality Intermediate Municipal Bond Index (the “Bloomberg Barclays Quality Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Bloomberg Barclays Quality Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended March 31, 2017
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A since 6/16/86
With Maximum Sales Charge	(4.61)%	1.64%	3.17%	5.10%
Without Sales Charge	(0.66)	2.47	3.59	5.24
Class C since 4/5/96
With CDSC**	(2.49)	1.61	2.71	3.47
Without CDSC	(1.50)	1.61	2.71	3.47
Class Y since 4/5/96
No Sales Charge	(0.51)	2.61	3.75	4.51

Bloomberg Barclays Quality Index	0.13	2.45	4.01	5.29 *	(Class A)
				4.53	(Class C & Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions, including capital gains, within the period were invested in additional shares. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust Shares. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

*	From commencement of the index on 1/1/87.

**	CDSC = 1% contingent deferred sales charge imposed on redemptions made within the first 12 months after purchase.

5 | Aquila Tax-Free Trust of Oregon

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of Aquila Tax-Free Trust of Oregon:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquila Tax-Free Trust of Oregon as of March 31, 2017 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the six month period ended March 31, 2013 and the year in the period ended September 30, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aquila Tax-Free Trust of Oregon as of March 31, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 25, 2017

6 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUSTOF OREGON

SCHEDULE OF INVESTMENTS

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (45.2%)	(unaudited)	Value

	City & County (5.1%)
	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,679,912
	Canby, Oregon
1,060,000	5.000%, 06/01/27	A1/NR/NR	1,187,974
1,405,000	4.000%, 12/01/24 AGMC Insured	A1/NR/NR	1,517,625
	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa1/NR/NR	1,249,158
	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	717,218
	Gresham, Oregon Full Faith and Credit
	Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,810,694
	Hillsboro, Oregon
345,000	3.500%, 06/01/17 Series B	Aa2/NR/NR	346,487
	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,211,826
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,369,248
	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,436,589
	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,638,318
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,240,228
	Portland, Oregon Limited Tax Improvement
345,000	4.000%, 06/01/22 2011 Series A	Aaa/NR/NR	346,346
30,000	4.000%, 06/01/24 2014 Series A	Aaa/NR/NR	30,117
	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	840,164
	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA/NR	1,593,052
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,886,780
	Springfield, Oregon
1,765,000	4.000%, 06/01/24	Aa3/NR/NR	1,985,431
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,068,815
	Washington County, Oregon
5,055,000	4.000%, 06/01/29 Series B	Aaa/NR/NR	5,550,339
	Total City & County		32,706,321

7 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	Community College (4.1%)
	Blue Mountain Community College District
	Umatilla, Oregon Morrow and Baker
	Counties Oregon (Umatilla and Morrow
	Counties Service Area)
$970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	$1,062,858
	Central Oregon Community
	College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,041,086
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,419,548
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,395,349
	Chemeketa, Oregon Community
	College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,382,400
	Clackamas, Oregon Community
	College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,644,454
	Columbia Gorge, Oregon Community
	College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,101,300
	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,122,790
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,963,447
	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,802,431
	Mount Hood, Oregon Community College
	District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,225,859
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,180,100
	Oregon Coast Community College
	District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,041,075
	Rogue, Oregon Community
	College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,520,819
	Total Community College		25,903,516

8 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	Higher Education (1.3%)
	Oregon State Higher Education
$1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	$1,196,590
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,133,142
	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,277,043
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,279,725
	Oregon State, Oregon University
	System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,546,632
	Total Higher Education		8,433,132

	Hospital (0.8%)
	Pacific Communities Health District,Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,422,532
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,227,660
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,152,120
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,373,280
	Total Hospital		5,175,592

	Housing (0.2%)
	State of Oregon Veterans’ Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	553,179
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	402,360
	Total Housing		955,539

	School District (23.4%)
	Clackamas County, Oregon School
	District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,932,895
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,791,225
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,623,709
	Clackamas County, Oregon School
	District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,084,090
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,018,844
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,947,258
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,159,540
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,039,043

9 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	School District (continued)
	Clackamas County, Oregon School
	District #62 (Oregon City)
$1,000,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	$1,152,220
	Clackamas County, Oregon School
	District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,085,336
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,287,755
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,181,800
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,530,865
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,315,823
	Clatsop County, Oregon School
	District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,204,730
	Deschutes County, Oregon School
	District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,885,511
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,181,904
	Deschutes and Jefferson Counties,
	Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,225
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	893,441
	Hood River County, Oregon School District
2,825,000	4.000%, 06/15/29	NR/AA+/NR	3,086,058
1,135,000	4.000%, 06/15/30	NR/AA+/NR	1,231,271
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,585,520
	Jefferson County, Oregon School
	District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,631,084
	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,472,200
	Lane County, Oregon School District #4
	(Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,233,327
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,144,633

10 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	School District (continued)
	Lane County, Oregon School District #4
	(Eugene) Refunding (continued)
$2,765,000	3.000%, 06/15/24	Aa1/NR/NR	$2,937,923
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,399,598
	Lane County, Oregon School District
	#19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,197,270
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,075,823
	Lane County, Oregon School District
	#69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	752,724
	Lane & Douglas Counties, Oregon
	School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,979,870
	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,574,673
	Marion County, Oregon School
	District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,553,362
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,678,055
	Marion & Clackamas Counties, Oregon
	School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,490,441
	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,861,472
	Multnomah County, Oregon School
	District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,548,556
	Multnomah County, Oregon School
	District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,833,324
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,793,430
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,168,538
	Multnomah County, Oregon School
	District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa2/NR/NR	1,295,142
	Multnomah County, Oregon School
	District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,736,970

11 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	School District (continued)
	Multnomah and Clackamas Counties,
	Oregon School District #10
	(Gresham-Barlow)
$4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	$4,653,679
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,016,775
	Multnomah and Clackamas Counties,
	Oregon School District
	#28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,862,883
	Polk, Marion & Benton Counties,
	Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,646,305
	Union County, Oregon School
	District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,184,980
	Wasco County, Oregon School
	District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,412,796
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,019,657
	Washington County, Oregon School
	District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,011,470
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,516,127
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,823,126
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,560,400
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,518,970
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,153,539
1,015,000	4.000%, 06/01/29 Series 2016	Aa2/NR/NR	1,107,598
	Washington Clackamas & Yamhill
	Counties, Oregon School District #88J
2,000,000	5.000%, 06/15/25	Aa1/AA+/NR	2,437,840
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,360,687
	Washington Multnomah & Yamhill
	Counties, Oregon School District
	#1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,686,505

12 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal a		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	School District (continued)
	Yamhill County, Oregon School District
	#40 (McMinnville)
$2,255,000	4.000%, 06/15/26	Aa1/NR/NR	$2,472,359
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,097,500
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,085,660
	Total School Districts		149,286,334

	Special District (3.4%)
	Bend, Oregon Metropolitan Park &
	Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,557,599
	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,398,200
	Tualatin Hills, Oregon Park &
	Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,101,598
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,651,667
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,338,325
	Tualatin Valley, Oregon Fire & Rescue
	Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,335,566
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,260,897
	Total Special District		21,643,852

	State (6.2%)
	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	894,413
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,418,350
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,278,540
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,587,806
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,292,110
	State of Oregon Article XI-G
	Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,399,865
	State of Oregon Article XI-G
	Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	607,195
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,214,390
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,206,780

13 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State (continued)
	State of Oregon Article XI-M
	Seismic Projects
$1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	$1,192,590
	State of Oregon Article XI-Q
	State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,575,661
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,190,160
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,367,920
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,442,592
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,503,728
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,191,050
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,751,352
	State of Oregon Department of
	Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,978,041
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,301,403
	State of Oregon Department of
	Administrative Services, Oregon
	Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,831,745
	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,203,410
	Total State		39,429,101

	Water & Sewer (0.7%)
	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,152,814
	Pacific City, Oregon Joint Water -
	Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,831,720
	Rockwood, Oregon Water Peoples Utility
	District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,379,322
	Total Water & Sewer		4,363,856
	Total General Obligation Bonds		287,897,243

14 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (31.8%)	(unaudited)	Value

	City & County (2.7%)
	Local Oregon Capital Assets Program
	COP Cottage Grove
$2,375,000	5.000%, 09/15/25 Series 2013A	Baa1/NR/NR	$2,526,454
	Newport, Oregon Urban Renewal
	Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	617,110
	Portland, Oregon Revenue Refunding
	Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	3,214,511
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,847,514
	Portland, Oregon Revenue Refunding
	Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aaa/NR/NR	1,049,610
	Portland, Oregon River District Urban
	Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,842,480
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,072,475
	Portland, Oregon Urban Renewal and
	Redevelopment, Refunding,
	North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,047,320
	Total City & County		17,217,474

	Electric (1.6%)
	Eugene, Oregon Electric Utility
	Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,434,964
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,785,585
	Northern Wasco County, Oregon Peoples
	Utility District (McNary Dam Fishway
	Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,814,318
	Total Electric		10,034,867

	Higher Education (2.7%)
	Forest Grove, Oregon Student Housing
	(Oak Tree Foundation)
5,325,000	5.500%, 03/01/37 144A	NR/NR/NR*	5,354,287

15 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Higher Education (continued)
	Oregon State Facilities Authority (Lewis
	& Clark College Project)
$1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	$1,139,790
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,374,940
	Oregon State Facilities Authority
	(Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,314,402
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,119,630
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,324,273
	Oregon State Facilities Authority Revenue
	Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,655,805
	Oregon State Facilities Authority
	(Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,057,450
670,000	5.000%, 10/01/32	NR/A/NR	681,839
	Total Higher Education		17,022,416

	Hospital (6.2%)
	Medford, Oregon Hospital Facilities
	Authority Revenue Refunding,
	Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,003,230
	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	10,065,132
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,294,820
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,483,638
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,145,520
	Oregon State Facilities Authority Revenue
	Refunding, Legacy Health Systems
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,095,550
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,077,950
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,074,360
	Oregon State Facilities Authority Revenue
	Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,612,650
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,146,000

16 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospital (continued)
	Oregon State Facilities Authority Revenue
	Refunding, Samaritan Health Services
	(continued)
$1,520,000	5.000%, 10/01/23	NR/BBB+/NR	$1,631,462
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,891,679
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,100,400
	Total Hospital		39,622,391

	Housing (0.6%)
	Clackamas County, Oregon Housing
	Authority Multifamily Housing Revenue
	(Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,367,037
	Portland, Oregon Urban Renewal and
	Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,536,854
	State of Oregon Housing and
	Community Services
1,020,000	1.800%, 01/01/23	Aa2/NR/NR	994,061
	Total Housing		3,897,952

	Lottery (3.8%)
	Oregon State Department of Administration
	Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,158,034
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,983,723
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,731,915
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,184,740
2,000,000	5.000%, 04/01/24 Series C	Aa2/AAA/NR	2,383,780
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,588,060
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,980,100
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,723,280
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,177,650
	Total Lottery		23,911,282

17 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Transportation (7.5%)
	Oregon State Department Transportation
	Highway Usertax, Senior Lien
$3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	$4,253,864
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,854,346
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,251,099
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,193,090
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,518,480
	Port of Portland, Oregon Airport Revenue
	Refunding, Portland International
	Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	3,004,725
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,178,540
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,799,311
	Tri-County Metropolitan Transportation
	District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,912,627
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,946,877
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,394,200
	Tri-County Metropolitan Transportation
District, Oregon Senior Lien Payroll Tax
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,220,650
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,297,938
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	1,992,260
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,751,715
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,395,498
	Total Transportation		47,965,220

	Water and Sewer (6.7%)
	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA+/NR	1,027,429
	Clean Water Services, Oregon
	Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,873,729
	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	138,559
450,000	5.000%, 08/01/29	Aa2/AA/AA+	538,470

18 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Water and Sewer (continued)
	Grants Pass, Oregon
$1,000,000	4.000%, 12/01/23	NR/AA-/NR	$1,103,610
	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	787,089
	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,837,918
3,500,000	5.000%, 06/01/28 Series A	Aa2/AA/NR	4,138,995
	Portland, Oregon Sewer System
	(Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,303,787
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,378,620
2,000,000	5.000%, 06/01/26 Series B	Aa3/AA-/NR	2,389,560
2,000,000	5.000%, 06/01/27 Series B	Aa3/AA-/NR	2,358,680
	Portland, Oregon Water System
	Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,359,252
	Portland, Oregon Water System
	Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,359,320
	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,366,130
	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,074,950
	Tigard, Oregon Water System
	Revenue Refunding
2,565,000	5.000%, 08/01/24	A1/AA-/NR	2,991,072
	Washington County, Oregon Clean
	Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,112,283
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,645,095
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	3,084,612
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,951,451
	Woodburn, Oregon Wastewater
	Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,220,528
	Total Water and Sewer		43,041,139
	Total Revenue Bonds		202,712,741

19 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Pre-Refunded Bonds (20.5%)††	(unaudited)	Value

	Pre-Refunded General
	Obligation Bonds (11.1%)
	Community College (2.0%)
	Chemeketa, Oregon Community
	College District
$1,010,000	5.500%, 06/15/24	NR/AA+/NR	$1,064,439
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,294,243
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,613,874
	Portland, Oregon Community
	College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,580,572
	Total Community College		12,553,128

	Higher Education (0.4%)
	State of Oregon Board of Higher Education
1,000,000	5.000%, 08/01/34	Aa1/AA+/NR	1,052,670
1,000,000	5.000%, 08/01/38	Aa1/AA+/NR	1,052,670
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/NR	531,250
	Total Higher Education		2,636,590

	School District (6.8%)
	Clackamas County, Oregon School
	District #12 (North Clackamas)
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	9,325,203
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,203,340
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,089,657
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,146,560
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,130,237
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,252,270
500,000	5.000%, 06/15/34	Aa1/AA+/NR	542,045
	Columbia & Washington Counties,
	Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,826,920
	Deschutes and Jefferson Counties,
	Oregon School District #02J (Redmond)
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,299,100

20 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Pre-Refunded Bonds (continued)	(unaudited)	Value

	School District (continued)
	Jackson County, Oregon School District
	#549C (Medford)
$1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	$1,043,530
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,047,970
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,053,860
	Lane County, Oregon School District
	#19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,960,573
	Polk, Marion & Benton Counties, Oregon
	School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured	A2/AA+/NR	1,532,358
	Washington County, Oregon School
	District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA/NR	1,385,741
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA/NR	1,085,270
	Yamhill County, Oregon School District
	#40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured	Aa1/NR/NR	1,214,797
1,375,000	5.000%, 06/15/22 AGMC Insured	Aa1/NR/NR	1,386,179
	Total School District		43,525,610

	Special District (0.3%)
	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,107,238
	Tualatin Hills, Oregon Park &
	Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,066,690
	Total Special District		2,173,928

	State (1.6%)
	State of Oregon Alternative
	Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,345,134
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	536,855
	State of Oregon Department of
	Administrative Services
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,411,150

21 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Pre-Refunded Bonds (continued)	(unaudited)	Value

	State (continued)
	State of Oregon Department of
	Administrative Services COP
$1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR*	$1,593,065
960,000	5.000%, 11/01/28 Series C	NR/NR/NR*	1,051,094
	Total State		9,937,298
	Total Pre-Refunded
	General Obligation Bonds		70,826,554

	Pre-Refunded Revenue Bonds (9.4%)
	Electric (1.3%)
	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	5,931,795
	Eugene, Oregon Electric Utility
	Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,292,760
	Total Electric		8,224,555

	Higher Education (1.6%)
	Oregon State Facilities Authority
	(University of Portland)
3,000,000	5.000%, 04/01/32	NR/A-/NR	3,120,210
	Oregon State Facilities Authority
	(Willamette University)
1,830,000	5.000%, 10/01/32	NR/NR/NR*	1,866,692
	Portland, Oregon Economic
	Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/NR/NR	5,405,400
	Total Higher Education		10,392,302

	Hospital (2.3%)
	Deschutes County, Oregon Hospital
	Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	3,908,240
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,357,315
	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/NR	4,963,545

22 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Pre-Refunded Bonds (continued)	(unaudited)	Value

	Hospital (continued)
	Salem, Oregon Hospital Facility
	Authority (Salem Hospital)
$2,000,000	5.750%, 08/15/23	NR/A+/A+	$2,128,640
	Total Hospital		14,357,740

	Lottery (1.5%)
	Oregon State Department of
	Administration Services
	(Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	7,186,395
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,691,800
	Total Lottery		9,878,195

	Transportation (0.8%)
	Jackson County, Oregon
	Airport Revenue
750,000	5.250%, 12/01/32 Syncora
	Guarantee, Inc. Insured	Baa1/NR/NR	771,270
	Oregon State Department Transportation
	Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	2,016,345
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,146,700
	Total Transportation		4,934,315

	Water and Sewer (1.9%)
	Lane County, Oregon
	Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,664,500
	Portland Oregon Sewer System
	Refunding (Second Lien)
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,242,950
	Washington County, Oregon Clean
	Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,379,880
	Total Water and Sewer		12,287,330
	Total Pre-Refunded Revenue Bonds		60,074,437
	Total Pre-Refunded Bonds		130,900,991

23 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2017

		Value
Total Investments
(cost $603,847,354 - note 4)	97.5%	621,510,975
Other assets less liabilities	2.5	16,184,922
Net Assets	100.0%	637,695,897

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments†
Aaa of Moody’s or AAA of S&P	15.7
Pre-refunded bonds††	21.1
Aa of Moody’s or AA of S&P or Fitch	3.3
A of Moody’s or S&P	6.1
Baa of Moody’s or BBB of S&P	2.5
Not Rated*	1.3
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSROs.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

24 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

STATEMENT OF ASSETS AND LIABILITIES

YEAR MARCH 31, 2017 31, 2017

ASSETS
Investments at value (cost $603,847,354)	$621,510,975
Cash	9,488,386
Interest receivable	8,320,466
Receivable for Trust shares sold	272,765
Other assets	52,701
Total assets	639,645,293
LIABILITIES
Payable for Trust shares redeemed	1,412,375
Management fees payable	212,053
Dividends payable	166,571
Distribution and service fees payable	1,122
Accrued expenses payable	157,275
Total liabilities	1,949,396

NET ASSETS	$637,695,897
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par
value $0.01 per share	$580,490
Additional paid-in capital	620,606,770
Net unrealized appreciation on investments (note 4)	17,663,621
Undistributed net investment income	197,217
Accumulated net realized loss on investments	(1,352,201)
	$637,695,897
CLASS A
Net Assets	$413,732,542
shares outstanding	37,650,572
Net asset value and redemption price per share	$10.99
Maximum offering price per share (100/96 of $10.99)	$11.45
CLASS C
Net Assets	$38,046,275
Capital shares outstanding	3,465,580
Net asset value and offering price per share	$10.98
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.98	*
CLASS Y
Net Assets	$185,917,080
Capital shares outstanding	16,932,855
Net asset value, offering and redemption price per share	$10.98

See accompanying notes to financial statements.

25 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 2017

Investment Income:

Interest income		$21,239,258

Expenses:

Management fees (note 3)	$2,642,873
Distribution and service fees (note 3)	1,021,771
Trustees’ fees and expenses (note 6)	366,389
Transfer and shareholder servicing agent fees	323,148
Legal fees	234,076
Shareholders’ reports and proxy statements	170,893
Registration fees and dues	46,600
Insurance	27,482
Auditing and tax fees	26,899
Custodian fees	20,573
Chief compliance officer services (note 3)	9,146
Miscellaneous	49,534
Total expenses	4,939,384

Management fees waived (note 3)	(52,144)
Net expenses		4,887,240
Net investment income		16,352,018

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(542,744)
Change in unrealized appreciation on
investments	(21,619,220)

Net realized and unrealized gain (loss) on
investments		(22,161,964)
Net change in net assets resulting from
operations		$(5,809,946)

See accompanying notes to financial statements.

26 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
OPERATIONS:
Net investment income	$16,352,018	$15,900,695
Net realized gain (loss) from
securities transactions	(542,744)	(147,244)
Change in unrealized appreciation
on investments	(21,619,220)	1,766,157
Change in net assets resulting
from operations	(5,809,946)	17,519,608

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(10,085,312)	(10,880,969)

Class C Shares:
Net investment income	(594,605)	(622,407)

Class Y Shares:
Net investment income	(5,031,747)	(4,285,509)
Change in net assets from
distributions	(15,711,664)	(15,788,885)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	146,036,358	138,561,096
Reinvested dividends and
distributions	12,930,374	12,902,274
Cost of shares redeemed	(135,047,621)	(72,991,968)
Change in net assets from
capital share transactions	23,919,111	78,471,402

Change in net assets	2,397,501	80,202,125

NET ASSETS:
Beginning of period	635,298,396	555,096,271
End of period*	$637,695,897	$635,298,396
* Includes undistributed net investment income of:	$197,217	$396,480

See accompanying notes to financial statements.

27 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

1. Organization

     Aquila Tax-Free Trust of Oregon (the “Trust”) (from inception until the close of business on October 11, 2013, the Trust operated under the name Tax-Free Trust of Oregon) is the sole portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on June 16, 1986. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

28 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2017:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	621,510,975
Level 3 – Significant Unobservable Inputs	—
Total	$621,510,975

*See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2014 – 2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

29 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2017, the Fund decreased undistributed net investment income by $839,617 and decreased accumulated net realized loss on investments by $839,617. These reclassificatiions had no effect on net assets or net asset value per share.

i)	The Trust is an investment company and accordingly follows the investment company accounting and reporting of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-today portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of net assets of the Trust. The Manager has contractually agreed to waive its fees through September 30, 2018 to the extent necessary in order to pass savings through to the shareholders recognized under the Sub-Advisory Agreement (as described below) such that its fees are as follows: the annual rate shall be equivalent to 0.40% of net assets of the Trust up to $400 million; 0.38% of the Trust’s net assets above that amount to $1 billion and 0.36% of the Trust’s net assets above $1 billion. For the year ended March 31, 2017, the Trust incurred management fees of $2,642,873, of which $52,144 was waived.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of net assets of the Trust up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billlion.

30 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the year ended March 31, 2017, distribution fees on Class A Shares amounted to $634,139 of which the Distributor retained $27,963.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2017, amounted to $290,724. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2017, amounted to $96,908. The total of these payments made with respect to Class C Shares amounted to $387,632 of which the Distributor retained $84,191.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such financial intermediaries. For year ended March 31, 2017, total commissions on sales of Class A Shares amounted to $1,001,833 of which the Distributor received $172,275.

31 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

c) Transfer and shareholder servicing fees:

     The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entity in connection with its respective Trust shareholders so long as the fee is deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Trust and certain shareholders; and (ii) the payments that the Trust would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the year ended March 31, 2017, purchases of securities and proceeds from the sales of securities aggregated $113,031,520 and $83,042,722, respectively.

     At March 31, 2017, the aggregate tax cost for all securities was $603,845,289. At March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $22,040,179 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $4,374,493 for a net unrealized appreciation of $17,665,686.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. For example, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations. At March 31, 2017, the Trust had 100% of its net assets invested in municipal obligations of issuers within Oregon.

6. Trustees’ Fees and Expenses

     At the March 31, 2017 year end, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended March 31, 2017 was $280,393. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the year ended March 31, 2017, such meeting-related expenses amounted to $85,996.

32 | Aquila Tax-Free Trust of Oregon

     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Year Ended		Year Ended
	March 31, 2017		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	4,781,450	$53,679,014	4,643,760	$52,197,170
Reinvested dividends and
distributions	744,512	8,328,138	801,541	9,009,868
Cost of shares redeemed	(4,847,261)	(53,927,875)	(3,632,067)	(40,806,416)
Net change	678,701	8,079,277	1,813,234	20,400,622
Class C Shares:
Proceeds from shares sold	1,007,183	11,352,526	1,076,387	12,080,121
Reinvested dividends and
distributions	48,531	541,957	50,289	564,728
Cost of shares redeemed	(762,522)	(8,480,153)	(763,237)	(8,571,011)
Net change	293,192	3,414,330	363,439	4,073,838
Class Y Shares:
Proceeds from shares sold	7,227,623	81,004,818	6,608,503	74,283,805
Reinvested dividends and
distributions	363,045	4,060,279	296,004	3,327,678
Cost of shares redeemed	(6,598,236)	(72,639,593)	(2,097,410)	(23,614,541)
Net change	992,432	12,425,504	4,807,097	53,996,942
Total transactions in Fund
shares	1,964,325	$23,919,111	6,983,770	$78,471,402

8. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/ or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2017, the Trust had capital loss carryover of $1,352,202 which is short-term and has no expiration date. During the fiscal year ended March 31, 2017, the Trust utilized $254,615 of capital loss carry forward.

33 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

MARCH 31, 2017

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2017	March 31, 2016
Net tax-exempt income	$15,681,897	$15,788,885
Ordinary income 29,767		—
	$15,711,664	$15,788,885

     As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$17,665,686
Undistributed tax-exempt income	361,723
Accumulated net loss on investments	(1,352,202)
Other temporary differences	(166,571)
$16,508,636

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Subsequent Event

     Effective April 3, 2017, the Fund registered Class F Shares and Class T Shares. As of the date of this report, there were no Class F Shares or Class T Shares outstanding.

34 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
					Six
					Months		Year
	Year Ended March 31,				Ended†		Ended
	2017	2016	2015	2014	3/31/13		9/30/12
Net asset value, beginning of period	$11.33	$11.31	$11.01	$11.37	$11.53		$11.12
Income (loss) from investment operations:
Net investment income(1)	0.28	0.31	0.33	0.35	0.18		0.37
Net gain (loss) on securities (both
realized and unrealized)	(0.35)	0.01	0.30	(0.36)	(0.11)		0.41
Total from investment operations	(0.07)	0.32	0.63	(0.01)	0.07		0.78
Less distributions (note 9):
Dividends from net investment income	(0.27)	(0.30)	(0.33)	(0.35)	(0.18)		(0.37)
Distributions from capital gains	—	—	—	— (4)	(0.05)		—
Total distributions	(0.27)	(0.30)	(0.33)	(0.35)	(0.23)		(0.37)
Net asset value, end of period	$10.99	$11.33	$11.31	$11.01	$11.37		$11.53
Total return (not reflecting sales charge)	(0.66)%	2.91%	5.80%	(0.04)%	0.54	%(2)	7.14%
Ratios/supplemental data
Net assets, end of period (in millions)	$414	$419	$398	$385	$425		$419
Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.73%	0.71	%(3)	0.74%
Ratio of net investment income to
average net assets	2.48%	2.72%	2.96%	3.16%	3.08	%(3)	3.29%
Portfolio turnover rate	13%	7%	5%	5%	3	%(2)	8%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.72	%(3)	0.75%
Ratio of net investment income to
average net assets	2.47%	2.72%	2.96%	3.16%	3.07	%(3)	3.28%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

35 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
					Six
					Months		Year
	Year Ended March 31,				Ended†		Ended
	2017	2016	2015	2014	3/31/13		9/30/12
Net asset value, beginning of period	$11.32	$11.30	$11.00	$11.36	$11.52		$11.11
Income (loss) from investment operations:
Net investment income(1)	0.18	0.21	0.24	0 25	0.13		0.27
Net gain (loss) on securities (both
realized and unrealized)	(0.35)	0.02	0.30	(0.36)	(0.11)		0.42
Total from investment operations	(0.17)	0.23	0.54	(0.11)	0.02		0.69
Less distributions (note 9):
Dividends from net investment income	(0.17)	(0.21)	(0.24)	(0.25)	(0.13)		(0.28)
Distributions from capital gains	—	—	—	— (4)	(0.05)		—
Total distributions	(0.17)	(0.21)	(0.24)	(0.25)	(0.18)		(0.28)
Net asset value, end of period	$10.98	$11.32	$11. 30	$11.00	$11.36		$11.52
Total return (not reflecting CDSC)	(1.50)%	2.05%	4. 91%	(0.89)%	0.11	%(2)	6.24%
Ratios/supplemental data
Net assets, end of period (in millions)	$38	$36	$32	$29	$39		$38
Ratio of expenses to average net assets	1.59%	1.59%	1.58%	1. 58%	1.56	%(3)	1.59%
Ratio of net investment income to
average net assets	1.63%	1.86%	2.11%	2. 31%	2.23	%(3)	2.42%
Portfolio turnover rate	13%	7%	5%	5%	3	%(2)	8%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	1.59%	1.59%	1.59%	1.59%	1.57	%(3)	1.59%
Ratio of net investment income to
average net assets	1.62%	1.86%	2.10%	2.31%	2.22	%(3)	2.42%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

36 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
					Six
					Months		Year
	Year Ended March 31,				Ended†		Ended
	2017	2016	2015	2014	3/31/13		9/30/12
Net asset value, beginning of period	$11.32	$11.30	$11.00	$11.36	$11.52		$11.11
Income (loss) from investment operations:
Net investment income(1)	0.29	0.32	0.35	0.36	0.18		0.39
Net gain (loss) on securities (both
realized and unrealized)	(0.35)	0.02	0.30	(0.36)	(0.11)		0.41
Total from investment operations	(0.06)	0.34	0.65	—	0.07		0.80
Less distributions (note 9):
Dividends from net investment income	(0.28)	(0.32)	(0.35)	(0.36)	(0.18)		(0.39)
Distributions from capital gains	—	—	—	— (4)	(0.05)		—
Total distributions	(0.28)	(0.32)	(0.35)	(0.36)	(0.23)		(0.39)
Net asset value, end of period	$10.98	$11.32	$11.30	$11.00	$11.36		$11.52
Total return	(0.51)%	3.08%	5. 97%	0.11%	0.61	%(2)	7.30%
Ratios/supplemental data
Net assets, end of period (in millions)	$186	$180	$126	$87	$89		$84
Ratio of expenses to average net assets	0.58%	0.59%	0.58%	0.58%	0.56	%(3)	0.59%
Ratio of net investment income to
average net assets	2.63%	2.86%	3.10%	3.31%	3.23	%(3)	3.44%
Portfolio turnover rate	13%	7%	5%	5%	3	%(2)	8%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.57	%(3)	0.60%
Ratio of net investment income to
average net assets	2.62%	2.86%	3.10%	3.31%	3.22	%(3)	3.43%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

37 | Aquila Tax-Free Trust of Oregon

Additional Information (unaudited)

Trustees(1)
and Officers			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Interested Trustee(5)

Diana P. Herrmann New York, NY (1958)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 1994	Chair (since 2016 and previously Vice Chair since 2004) and Chief Executive Officer (since 2004) of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Manager, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary, 1986-2016 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer (since 2004) and Chair (since 2016 and previously Vice Chair since 2004), President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Manager of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and Chair of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.	11	Director (for various periods since 2006) and Member of the Executive Committee (since 2016) of ICI Mutual Insurance Company, a Risk Retention Group; formerly Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2004-2012

Non-Interested Trustees

James A. Gardner Terrebonne, OR (1943)	Chair of the Board of Trustees since 2005 and Trustee since 1986	President, Gardner Associates, an investment and real estate firm, since 1989; Owner and Developer of Vandevert Ranch, Sunriver, Oregon since 1989; Founding Partner, Chairman Emeritus and previously Chairman (1991-2010), Ranch at the Canyons, Terrebonne, Oregon; President Emeritus and previously President (1981-1989), Lewis and Clark College and Law School; director, Oregon High Desert Museum, 1989-2003; active in civic, business and educational organizations in Oregon; writer on Native American and settlement history of Oregon.	1	None

38 | Aquila Tax-Free Trust of Oregon

Additional Information (unaudited)

Trustees(1)
and Officers			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Gary C. Cornia St. George, UT (1948)	Trustee since 2002	Emeritus Dean and Professor, Marriott School of Management, Brigham Young University 2014-present; Professor, Marriott School of Management, Brigham Young University, 1980-2014; Commissioner, Utah State Securities Commission, 2013–present; Dean, Marriott School of Management, 2008-2013; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor’s Tax Review Committee, 1993-2009.	8	International Center for Land Policies and Training, Taipei, Taiwan, Director and Chair of Executive Committee

Henry H. Hewitt Bend, OR (1941)	Trustee since 2015	Senior Counsel, Stoel Rives LLP, a Portland law firm, since 2011; (Retired 2015) Partner 1975-2011.	1	Cascade Bancorp and Bank of the Cascades; Columbia Forest Products; Hampton Affiliates (timber products) ; Life Trustee, Willamette University; Friends of the Children (child mentoring)

Edmund P. Jensen Portland, OR (1937)	Trustee since 2003	President and CEO, VISA International, 1994-1999; Vice Chairman and Chief Operating Officer, US Bancorp, 1974-1994.	1	FiveCubits, Inc. (formerly BMG Seltec), a software company; Lewis and Clark College, Portland, OR

John W. Mitchell Lake Oswego, OR (1944)	Trustee since 1999	Principal of M & H Economic Consultants; Economist, Western Region, for U.S. Bancorp 1998-2007; Chief Economist, U.S. Bancorp, Portland, Oregon, 1983-1998; member, Oregon Governor’s Council of Economic Advisors, 1984-1998; Chairman, Oregon Governor’s Technical Advisory Committee for Tax Review in 1998.	1	Oregon Mutual Insurance; Western Capital Corporation; Northwest Bank.

39 | Aquila Tax-Free Trust of Oregon

Additional Information (unaudited)

Trustees(1)
and Officers			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Patricia L. Moss Bend, OR (1953)	Trustee since 2015, 2002-2005; Trustee Emerita 2005-2015	Vice Chairman, Cascade Bancorp and Bank of the Cascades since 2012, President and Chief Executive Officer 1997-2012; active in community and educational organizations.	1	Cascade Bancorp and Bank of the Cascades; MDU Resources Group; Co-Chair, Oregon Growth Board; formerly board member, North Pacific Group (building materials) and Central Oregon Independent Health Services

Ralph R. Shaw Portland, OR (1938)	Trustee since 2000	President, Shaw Management Company, an investment counseling firm, 1980-present; General Partner, Shaw Venture Partners, 1983-2005; Shaw Venture Partners II, 1987-2005; Shaw Venture Partners III, 1994-2005.	1	FiveCubits, Inc. (formerly BMG Seltec), a software company; Rentrak Corporation; formerly director, Schnitzer Steel Industries, Inc., Telestream, Inc., Optimum Energy Co.

____________________

(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1000 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) The mailing address of each Trustee is c/o Aquila Tax-Free Trust of Oregon, 120 West 45th Street, Suite 3600, New York, NY 10036.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. (4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as an officer of the Trust, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a Manager of the Distributor.

(6) The “Aquila Group of Funds” includes: Aquila Tax-Free Trust of Arizona, Aquila Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Aquila Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

40 | Aquila Tax-Free Trust of Oregon

Positions
Held with
Name,	Trust and
Address(1)	Length of
and Year of Birth	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Trustee
Emeritus(4)

Vernon R. Alden Boston, MA (1923)	Trustee Emeritus since 2006	Retired; former director or trustee of various Fortune 500 companies, including Colgate-Palmolive and McGraw Hill; formerly President of Ohio University and Associate Dean of the Harvard University Graduate School of Business Administration; Trustee, Aquila Narragansett Tax-Free Income Fund, 1992-2006, Aquila Tax-Free Trust of Oregon, 1988-2001, Hawaiian Tax-Free Trust, 1989-2001, and Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds, consisting of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust), 1989-2001; Trustee Emeritus, Aquila Narragansett Tax-Free Income Fund and Aquila Tax-Free Trust of Oregon since 2006; member of several Japan-related advisory councils, including Chairman of the Japan Society of Boston; trustee of various cultural, educational and civic organizations.

Officers

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011	Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Chief Operating Officer of the Manager and the Manager’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Manager of the Distributor since 2012.

Marie E. Aro New York, NY (1955)	Senior Vice President since 2010	Co-President, Aquila Distributors LLC since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Municipal Trust (since 2013), Aquila Funds Trust (since 2013), Aquila Tax-Free Trust of Arizona (since 2010 and Vice President, 2004-2010), Aquila Three Peaks High Income Fund (since 2006), Hawaiian Tax-Free Trust and Aquila Tax-Free Trust of Oregon (since 2010), Aquila Three Peaks Opportunity Growth Fund (2004-2013) and Aquila Churchill Tax-Free Fund of Kentucky, Aquila Narragansett Tax-Free Income Fund, Aquila Tax-Free Fund For Utah, and Aquila Tax-Free Fund of Colorado (2010-2013); Vice President, INVESCO Funds Group, 1998-2003.

Paul G. O’Brien New York, NY (1959)	Senior Vice President since 2010	Co-President, Aquila Distributors LLC since 2010, Managing Director, 2009-2010; Senior Vice President of various funds in the Aquila Group of Funds since 2010 and all funds since 2013; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Christine L. Neimeth Portland, OR (1964)	Vice President since 1998	Vice President of Aquila Three Peaks Opportunity Growth Fund since 1999 and Aquila Tax-Free Trust of Oregon since 1998.

41 | Aquila Tax-Free Trust of Oregon

Positions
Held with
Name,	Trust and
Address(1)	Length of
and Year of Birth	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012	Chief Compliance Officer of all funds in the Aquila Group of Funds, the Manager and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of all funds in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010	Assistant Treasurer of all funds in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000	Assistant Treasurer of all funds in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

____________________

(1) The mailing address of each officer is c/o Aquila Tax-Free Trust of Oregon, 120 West 45th Street, Suite 3600, New York, NY 10036.

(2) The term of office of each officer is one year.

(3) The Trust’s Statement of Additional Information includes additional information about the officers and is available, without charge, upon request by calling 800-437-1000 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(4) A Trustee Emeritus may attend Board meetings but has no voting power.

42 | Aquila Tax-Free Trust of Oregon

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended March 31, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(1.92)%	$1,000.00	$980.80	$3.61
Class C	(2.34)%	$1,000.00	$976.60	$7.74
Class Y	(1.85)%	$1,000.00	$981.50	$2.87

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 0.73%, 1.57% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

43 | Aquila Tax-Free Trust of Oregon

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.29	$3.68
Class C	5.00%	$1,000.00	$1,017.10	$7.90
Class Y	5.00%	$1,000.00	$1,022.04	$2.92

(1)	Expenses are equal to the annualized expense ratio of 0.73%, 1.57% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period)

44 | Aquila Tax-Free Trust of Oregon

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2017, $15,681,897 of dividends paid by Aquila Tax-Free Trust of Oregon, constituting 99.8% of total dividends paid during the fiscal year ended March 31, 2017, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2018, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2017 calendar year.

45 | Aquila Tax-Free Trust of Oregon

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC 120

West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

KIRKPATRICK PETTIS CAPITAL MANAGEMENT

2 Centerpointe Drive, Suite 500

Lake Oswego, Oregon 97035

Board of Trustees
James A. Gardner, Chair
Diana P. Herrmann, Vice Chair
Gary C. Cornia
Henry H. Hewitt
Edmund P. Jensen
John W. Mitchell
Patricia L. Moss
Ralph R. Shaw

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice Presidentand Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Christine L. Neimeth, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC 120

West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Independent Registered Public Accounting Firm

TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

(a) As of March 31, 2017 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Edmund P. Jensen, a member of its audit committee, is an audit committee financial expert. Mr. Jensen is 'independent' as such term is defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $21,900 in 2016 $23,400 in 2017.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,500 and $3,500 in 2016 and 2017, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f) No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, Trustee and President
June 9, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer
June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
June 9, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 9, 2017

THE CASCADES TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.